Stock Options (Details) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 19, 2022	Feb. 01, 2022	Nov. 03, 2021	Dec. 30, 2022	May 17, 2022	Dec. 31, 2022	Aug. 04, 2022
Stock Options (Details) [Line Items]
Shares issued (in Shares)				7,692
Exercise price (in Dollars per share)		$ 36.4		$ 36.4	$ 36.4		$ 11.54
Option value				$ 18,000
Vesting options (in Shares)	12,307
Exercisable period	3 years
Fair value options					$ 134,000
Stock based payment vested options		$ 3,847,000
Estimated fair value		$ 213,000
Stock options			$ 119,229
Estimated fair value						$ 4,340,000
Ordinary shares reserved incentive plan (in Shares)						124,231
Board of Directors [Member]
Stock Options (Details) [Line Items]
Shares issued (in Shares)					15,384
Chief Operating Officer [Member]
Stock Options (Details) [Line Items]
Shares issued (in Shares)		15,384